Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Schedule of Financial Instruments With Off-Balance Sheet Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31, 2017 and 2016:

	(in thousands)
	Contract amount
	2017	2016
Commitments to extend credit	$126,885	$90,713
Letters of credit	$623	$310